Fees Summary	Mar. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,488,000
Previously Paid Amount	0.00
Total Fee Amount	993.31
Total Offset Amount	0.00
Net Fee	993.31
Narrative - Max Aggregate Offering Price	$ 6,488,000
Final Prospectus	true